Deposits, Prepayments and Other Receivables (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Deposits, Prepayments and Other Receivables [Abstract]
Schedule of Deposits, Prepayments and Other Receivables

Deposits, prepayments and other receivables consisted of the following as of September 30, 2025 and March 31,2025:

	March 31, 2025	September 30, 2025	September 30, 2025
	HK$	HK$	US$
		(Unaudited)	(Unaudited)
Rental deposits	45,960	44,500	5,719
Prepayments - current
– Deferred Offering Cost	—	389,015	49,996
– Prepayments for services	1,026,124	4,330,936	556,611
– Prepayments for exhibition cost (a)	15,292,500	9,750,000	1,253,068
Less: Impairment on the prepayment	(10,593,902)	(2,574,641)	(330,892)
Prepayments – non current (b)	8,190,000	8,190,000	1,052,577
Other receivables	900	1,799	232
Deposits, Prepayments and Other Receivables, net	13,961,582	20,131,609	2,587,311

(a)	CTRL Solutions entered into five (5) agreements with the same exhibition service provider, including four (4) Cooperative Agreements that amount to the total value of HK$15,292,500, and one (1) Exhibition Events Joint Investment Agreement having the value of HK$6,250,000. After the management reviewed the exhibition that already held and projected results of other exhibitions, the management impaired the prepayment of HK$10,593,90 (US$ 1,361,702, which represents 50% share of the Company of the net loss expected from these exhibitions as per the investment agreements.) as of March 31, 2025. During six months ended September 30, 2025, three exhibitions have been completed with HK$ 3.7 million revenues recognized and HK$ 8.0 million of impairment reversed.

(b)	On March 7, 2025, Ctrl Game entered into a game development agreement with a service provider to develop mobile games platform which amounted to US$2.1 million. As at the day of this annual report, CTRL Game settled HK$8,190,000 (US$1,052,713). As of September 30, 2025 and March 31, 2025, no progress of the game development and the management classified as non-current prepayment.

Deposits, prepayments and other receivables consisted of the following as of March 31:

	2024	2025	2025
	HK$	HK$	US$
Rental deposits	15,000	45,960	5,908
Prepayments - current
– Deferred IPO Cost	4,546,890	—	—
– Prepayments for services	116,446	1,026,124	131,894
– Prepayments for exhibition cost (a)		15,292,500	1,965,642
Less: Impairment on the prepayment (a)	—	(10,593,902)	(1,361,702)
Prepayments – non current (b)	—	8,190,000	1,052,713
Other receivables	902	900	116
Deposits, Prepayments and Other Receivables, net	4,679,238	13,961,582	1,794,571
(a)	On February 14, 2025, Ctrl Solution entered into four cooperative investment agreements with an exhibition service provider. The total value of the four cooperative investment agreements is HKD 15,292,500. The exhibition partner will coordinate and organize four exhibitions during the year ending March 31, 2026. After the management reviewed the exhibition that already held and projected results of other exhibitions, the management impaired the prepayment of HK$10,593,902 (US$ 1,361,702), which represents 50% share of the Company of the net loss expected from these exhibitions as per the investment agreements.

(b)	On March 7, 2025, Ctrl Game entered into a game development agreement with a service provider to develop mobile games platform which amounted to US$2.1 million. As at the day of this annual report, CTRL Game settled HK$8,190,000 (US$1,052,713). As of March 31, 2025, no progress of the game development and the management classified as non-current prepayment.